Organization and Reorganization (Details 3) ¥ in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CAD ($)
Variable Interest Entity [Line Items]
Net revenues	¥ 200,000	¥ 150,000	¥ 120,000	¥ 65,000	¥ 651,013	$ 94,686	¥ 280,666	¥ 117,353
Net loss from continuing operations					(75,088)	(10,920)	(75,694)	(81,508)
Net loss from discontinued operations					(3,612)	$ (525)	(14,977)	(5,060)
Net loss					78,700		90,700		$ 86,600
Major VIEs
Variable Interest Entity [Line Items]
Net revenues					329,788		280,081	117,211
Net loss from continuing operations					(34,674)		(66,300)	(69,138)
Net loss from discontinued operations					(3,612)		(14,977)	(5,060)
Net loss					¥ (38,286)		¥ (81,277)	¥ (74,198)